Derivative Financial Instruments (Asset and liability management) (Details Add Info) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Y
Additional information about the interest rate swaps used in companies Asset and Liability Management
Notional Amount Of Interest Rate Derivatives	$ 10,527,300
Average Maturity (years)	3.0
Fair Value	24,677
Weighted-Average Rate Receive	1.16%
Weighted-Average Rate Pay	0.37%
Asset conversion swaps - Receive Fixed - Generic [Member]
Additional information about the interest rate swaps used in companies Asset and Liability Management
Notional Amount Of Interest Rate Derivatives	8,548,000
Average Maturity (years)	2.8
Fair Value	(31,446)
Weighted-Average Rate Receive	0.93%
Weighted-Average Rate Pay	0.40%
Asset Conversion Swaps Pay Fixed Generic [Member]
Additional information about the interest rate swaps used in companies Asset and Liability Management
Notional Amount Of Interest Rate Derivatives	0
Average Maturity (years)	0.0
Fair Value	0
Weighted-Average Rate Receive	0.00%
Weighted-Average Rate Pay	0.00%
Liability conversion swaps - Receive Fixed - Generic [Member]
Additional information about the interest rate swaps used in companies Asset and Liability Management
Notional Amount Of Interest Rate Derivatives	1,979,300
Average Maturity (years)	3.7
Fair Value	56,123
Weighted-Average Rate Receive	2.14%
Weighted-Average Rate Pay	0.27%
Liability Conversion Swaps - Receive Fixed - Callable
Additional information about the interest rate swaps used in companies Asset and Liability Management
Average Maturity (years)	0.0
Fair Value	$ 0
Weighted-Average Rate Receive	0.00%
Weighted-Average Rate Pay	0.00%